Operating Leases (Details) - Schedule of Other Supplemental Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Supplemental Information [Line Items]
Cash paid for amounts included in the measurement of lease liabilities	$ 142	$ 138